Vessels, Net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Balance	$ 1,383,605
Balance	1,313,560	$ 1,383,605
Cost
Property, Plant and Equipment [Line Items]
Balance	1,687,274	1,505,013
Additions	5,563	234,000
Disposals	(44,000)	(51,739)
Balance	1,648,837	1,687,274
Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(303,669)	(254,970)
Additions	(32,402)	(56,052)
Disposals	794	7,353
Balance	(335,277)	(303,669)
Net Book Value
Property, Plant and Equipment [Line Items]
Balance	1,383,605	1,250,043
Additions		177,948
Additions	(26,839)
Disposals	(43,206)	(44,386)
Balance	$ 1,313,560	$ 1,383,605